Business Changes and Developments (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Business Changes and Developments

2. Business Changes and Developments

Business Combination

On February 19, 2011, the Company entered into an agreement and plan of merger with PGHI and OAC which was subsequently amended and whereby PGHI would exchange its interest in OAC for a 25% non-voting economic interest in JGWPT. OAC is engaged in the same business as the Company of purchasing, selling and financing structured settlements and other receivables. In addition, the merger adds strengths in accessing capital markets more efficiently, expanding into other special asset funding businesses while creating significant synergies to the combined operations. The Company accounted for this merger as an acquisition under ASC 805, Business Combinations (the “OAC Merger”), which requires that the assets and liabilities of OAC be initially reported at fair value. The results of operations of the Company include OAC’s results of operations from July 12, 2011, the date of the merger. None of the goodwill recognized for accounting purposes is expected to be deductible for tax purposes.

The Company incurred approximately $3,149 in 2011 in merger related costs which was recognized as an expense and included in professional and consulting expense in the Company’s consolidated statements of operations.

PGHI also received profit interests in JGWPT representing up to an additional 5% economic interest in JGWPT, after certain distributions and future profit thresholds are achieved. In addition, PGHI is entitled to receive preferential distribution relating to certain specific assets acquired. No value has been attributed to the profit interests.

The purchase price was valued at $133,300, which is based on 25% of the valuation of the Company as of July 12, 2011 and was allocated to the assets acquired and liabilities assumed based on their estimated fair values as of July 12, 2011 as follows:

Purchase price	$133,300

Allocation of purchase price
Cash and cash equivalents	11,587
Restricted cash	36,836
VIE and other finance receivables	1,159,286
Fixed assets	1,241
Intangible assets	50,375
Other receivables	11,536
Marketable securities	174,445
Deferred tax assets	1,837
Other assets	11,523
Total Assets	1,458,666
Accounts payable and accrued expenses	16,351
Accrued interest	8,277
Derivative liabilities	38,635
Borrowings under revolving credit facilities and other similar borrowings	21,982
Long-term debt	45,113
Long-term debt issued by securitization trusts, net	54,878
Long-term debt issued by securitization trusts, at fair market value	842,103
Other liabilities	11,341
Installment obligations payable	174,445
Term loan payable	176,489
Total Liabilities	1,389,614
Noncontrolling interest in affiliates	20,745
Goodwill	$84,993